Stock-based Compensation (PSU Assumptions and Fair Value) (Details) - Share Units Plan [Member] - Equity Settled Awards [Member] - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
PSU-ROIC [Member]
Assumptions
Stock price at grant date (in dollars per share)	$ 133.36	$ 125.82	$ 110.41
Expected stock price volatility	24.00%	17.00%	17.00%
Expected term (years)	3 years	3 years	3 years
Risk-free interest rate	0.19%	1.40%	1.75%
Dividend rate (in dollars per share)	$ 2.46	$ 2.30	$ 2.15
Weighted-average grant date fair value of units granted in period (in dollars per share)	64.50	73.92	70.76
PSU-TSR [Member]
Assumptions
Weighted-average grant date fair value of units granted in period (in dollars per share)	$ 148.02	$ 153.00	$ 128.20